Employee benefit obligation - Provision for the Retirement Indemnity (Details) - Employee benefit obligation - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee benefit obligation
Provision, beginning balance	€ 205	€ 188
Service cost	53	40
Interests cost	4	1
Actuarial gains and losses	(80)	(23)
Provision, ending balance	€ 183	€ 205